Intangible Assets and Goodwill, Net (Details) - Schedule of Intangible Assets and Related Accumulated Amortization - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions		S/ 120,000	S/ 165,157	S/ 67,741
Capitalization of interest expenses				609
Disposal		(52,886)	(3,665)	(326,045)
Reclassifications		(36,335)	(29,100)
Transfers		140	450
Subsidiary deconsolidation				(17,646)
Translations adjustments		8,720	(18,886)	(10,521)
Ending Balance, cost		1,626,101	1,586,462	1,472,506
Beginning Balance, cost		1,586,462	1,472,506	1,758,368
Amortization, Accumulated impairment and depreciation		(160,879)	(102,035)	(106,512)
Disposal, Accumulated impairment and depreciation		49,844	2,852	323,356
Reclassifications, Accumulated impairment and depreciation		36,335	29,100
Transfers, Accumulated impairment and depreciation			(272)
Impairment loss, Accumulated impairment and depreciation			(2,530)
Subsidiary deconsolidation, Accumulated impairment and depreciation				16,895
Translations adjustments, Accumulated impairment and depreciation		181	2,874	3,524
Ending Balance, Accumulated impairment and depreciation		(873,645)	(799,126)	(729,115)
Beginning Balance, Accumulated impairment and depreciation		(799,126)	(729,115)	(966,378)
Beginning balance, carrying amount		284,465		791,990
Ending Balance, Carrying amounts		307,165	284,465
Goodwill [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions	[1]
Capitalization of interest expenses	[1]
Disposal	[1]
Reclassifications	[1]
Transfers	[1]
Subsidiary deconsolidation	[1]
Translations adjustments	[1]	6,417	(7,603)	(1,866)
Ending Balance, cost	[1]	92,414	85,997	93,600
Beginning Balance, cost	[1]	85,997	93,600	95,466
Amortization, Accumulated impairment and depreciation	[1]
Disposal, Accumulated impairment and depreciation	[1]
Reclassifications, Accumulated impairment and depreciation	[1]
Transfers, Accumulated impairment and depreciation	[1]
Impairment loss, Accumulated impairment and depreciation	[1]
Subsidiary deconsolidation, Accumulated impairment and depreciation	[1]
Translations adjustments, Accumulated impairment and depreciation	[1]
Ending Balance, Accumulated impairment and depreciation	[1]	(36,520)	(36,520)	(36,520)
Beginning Balance, Accumulated impairment and depreciation	[1]	(36,520)	(36,520)	(36,520)
Beginning balance, carrying amount	[1]			58,946
Trade-Marks [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions	[2]
Capitalization of interest expenses	[2]
Disposal	[2]
Reclassifications	[2]
Transfers	[2]
Subsidiary deconsolidation	[2]
Translations adjustments	[2]	2,437	(8,279)	(4,984)
Ending Balance, cost	[2]	89,686	87,249	95,528
Beginning Balance, cost	[2]	87,249	95,528	100,512
Amortization, Accumulated impairment and depreciation	[2]
Disposal, Accumulated impairment and depreciation	[2]
Reclassifications, Accumulated impairment and depreciation	[2]
Transfers, Accumulated impairment and depreciation	[2]
Impairment loss, Accumulated impairment and depreciation	[2]		(2,530)
Subsidiary deconsolidation, Accumulated impairment and depreciation	[2]
Translations adjustments, Accumulated impairment and depreciation	[2]
Ending Balance, Accumulated impairment and depreciation	[2]	(24,621)	(24,621)	(22,091)
Beginning Balance, Accumulated impairment and depreciation	[2]	(24,621)	(22,091)	(22,091)
Beginning balance, carrying amount	[2]			78,421
Concession [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions	[3]	6,868	6,973	6,185
Capitalization of interest expenses	[3]
Disposal	[3]			(1,921)
Reclassifications	[3]	(13,731)	(15,596)
Transfers	[3]		367
Subsidiary deconsolidation	[3]
Translations adjustments	[3]
Ending Balance, cost	[3]	679,690	686,553	694,809
Beginning Balance, cost	[3]	686,553	694,809	690,545
Amortization, Accumulated impairment and depreciation	[3]	(56,102)	(55,096)	(54,304)
Disposal, Accumulated impairment and depreciation	[3]			1,059
Reclassifications, Accumulated impairment and depreciation	[3]	13,540	15,596
Transfers, Accumulated impairment and depreciation	[3]		(272)
Impairment loss, Accumulated impairment and depreciation	[3]
Subsidiary deconsolidation, Accumulated impairment and depreciation	[3]
Translations adjustments, Accumulated impairment and depreciation	[3]
Ending Balance, Accumulated impairment and depreciation	[3]	(454,327)	(411,765)	(371,993)
Beginning Balance, Accumulated impairment and depreciation	[3]	(411,765)	(371,993)	(318,748)
Beginning balance, carrying amount	[3]			371,797
Contractual Relations With Clients [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions
Capitalization of interest expenses
Disposal		(4,832)	(111)
Reclassifications
Transfers
Subsidiary deconsolidation
Translations adjustments		(289)	(2,525)	(3,387)
Ending Balance, cost		66,398	71,519	74,155
Beginning Balance, cost		71,519	74,155	77,542
Amortization, Accumulated impairment and depreciation
Disposal, Accumulated impairment and depreciation		4,712
Reclassifications, Accumulated impairment and depreciation
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Subsidiary deconsolidation, Accumulated impairment and depreciation
Translations adjustments, Accumulated impairment and depreciation		335	2,422	3,361
Ending Balance, Accumulated impairment and depreciation		(66,189)	(71,236)	(73,658)
Beginning Balance, Accumulated impairment and depreciation		(71,236)	(73,658)	(77,019)
Beginning balance, carrying amount				523
Software [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions		5,901	10,207	10,312
Capitalization of interest expenses
Disposal		(6,785)	(3,554)	(11,014)
Reclassifications		3,059
Transfers		(3)	76
Subsidiary deconsolidation				(17,646)
Translations adjustments		155	(479)	(284)
Ending Balance, cost		53,816	51,489	45,239
Beginning Balance, cost		51,489	45,239	63,871
Amortization, Accumulated impairment and depreciation		(3,503)	(3,619)	(7,269)
Disposal, Accumulated impairment and depreciation		6,785	2,852	9,189
Reclassifications, Accumulated impairment and depreciation		(2,203)
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Subsidiary deconsolidation, Accumulated impairment and depreciation				16,895
Translations adjustments, Accumulated impairment and depreciation		(154)	452	163
Ending Balance, Accumulated impairment and depreciation		(27,688)	(28,613)	(28,298)
Beginning Balance, Accumulated impairment and depreciation		(28,613)	(28,298)	(47,276)
Beginning balance, carrying amount				16,595
Costs of Development of Wells [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions	[4]	105,569	144,887	45,518
Capitalization of interest expenses	[4]
Disposal	[4]	(38,347)		(313,110)
Reclassifications	[4]	1,692
Transfers	[4]	143
Subsidiary deconsolidation	[4]
Translations adjustments	[4]
Ending Balance, cost	[4]	542,851	473,794	328,907
Beginning Balance, cost	[4]	473,794	328,907	596,499
Amortization, Accumulated impairment and depreciation	[4]	(95,376)	(37,672)	(40,501)
Disposal, Accumulated impairment and depreciation	[4]	38,347		313,108
Reclassifications, Accumulated impairment and depreciation	[4]	(2,061)
Transfers, Accumulated impairment and depreciation	[4]
Impairment loss, Accumulated impairment and depreciation	[4]
Subsidiary deconsolidation, Accumulated impairment and depreciation	[4]
Translations adjustments, Accumulated impairment and depreciation	[4]
Ending Balance, Accumulated impairment and depreciation	[4]	(225,653)	(166,563)	(128,891)
Beginning Balance, Accumulated impairment and depreciation	[4]	(166,563)	(128,891)	(401,498)
Beginning balance, carrying amount	[4]			195,001
Land Use Rights [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions
Capitalization of interest expenses
Disposal
Reclassifications
Transfers
Subsidiary deconsolidation
Translations adjustments
Ending Balance, cost		13,288	13,288	13,288
Beginning Balance, cost		13,288	13,288	13,288
Amortization, Accumulated impairment and depreciation
Disposal, Accumulated impairment and depreciation
Reclassifications, Accumulated impairment and depreciation
Transfers, Accumulated impairment and depreciation
Impairment loss, Accumulated impairment and depreciation
Subsidiary deconsolidation, Accumulated impairment and depreciation
Translations adjustments, Accumulated impairment and depreciation
Ending Balance, Accumulated impairment and depreciation		(2,468)	(2,468)	(2,468)
Beginning Balance, Accumulated impairment and depreciation		(2,468)	(2,468)	(2,468)
Beginning balance, carrying amount				10,820
Other Assets [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Additions	[5]	1,662	3,090	5,726
Capitalization of interest expenses	[5]			609
Disposal	[5]	(2,922)
Reclassifications	[5]	(27,355)	(13,504)
Transfers	[5]		7
Subsidiary deconsolidation	[5]
Translations adjustments	[5]
Ending Balance, cost	[5]	87,958	116,573	126,980
Beginning Balance, cost	[5]	116,573	126,980	120,645
Amortization, Accumulated impairment and depreciation	[5]	(5,898)	(5,648)	(4,438)
Disposal, Accumulated impairment and depreciation	[5]
Reclassifications, Accumulated impairment and depreciation	[5]	27,059	13,504
Transfers, Accumulated impairment and depreciation	[5]
Impairment loss, Accumulated impairment and depreciation	[5]
Subsidiary deconsolidation, Accumulated impairment and depreciation	[5]
Translations adjustments, Accumulated impairment and depreciation	[5]
Ending Balance, Accumulated impairment and depreciation	[5]	(36,179)	(57,340)	(65,196)
Beginning Balance, Accumulated impairment and depreciation	[5]	(57,340)	(65,196)	(60,758)
Beginning balance, carrying amount	[5]			59,887
Carrying Amounts [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount		787,336	743,391
Ending Balance, Carrying amounts		752,456	787,336	743,391
Carrying Amounts [Member] | Goodwill [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount	[1]	49,477	57,080
Ending Balance, Carrying amounts	[1]	55,894	49,477	57,080
Carrying Amounts [Member] | Trade-Marks [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount	[2]	62,628	73,437
Ending Balance, Carrying amounts	[2]	65,065	62,628	73,437
Carrying Amounts [Member] | Concession [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount	[3]	274,788	322,816
Ending Balance, Carrying amounts	[3]	225,363	274,788	322,816
Carrying Amounts [Member] | Contractual Relations With Clients [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount		283	497
Ending Balance, Carrying amounts		209	283	497
Carrying Amounts [Member] | Software [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount		22,876	16,941
Ending Balance, Carrying amounts		26,128	22,876	16,941
Carrying Amounts [Member] | Costs of Development of Wells [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount	[4]	307,231	200,016
Ending Balance, Carrying amounts	[4]	317,198	307,231	200,016
Carrying Amounts [Member] | Land Use Rights [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount		10,820	10,820
Ending Balance, Carrying amounts		10,820	10,820	10,820
Carrying Amounts [Member] | Other Assets [Member]
Schedule of Intangible Assets and Related Accumulated Amortization [Line Items]
Beginning balance, carrying amount	[5]	59,233	61,784
Ending Balance, Carrying amounts	[5]	S/ 51,779	S/ 59,233	S/ 61,784

[1]	Corporation’s Management reviews the performance of its businesses based on the economic activity performed. As of December 31, the goodwill of cash generating units (CGUs) is distributed as follows:
[2]	As of December 31, 2023, this item includes the trademarks acquired in the business combination processes with Vial y Vives S.A.C. for S/ 39.8 million (S/ 42million as of December 31, 2022) and Morelco S.A.S. for S/ 25.2 million (S/ 20.6 million as of December 31, 2022). Management determined that the Vial y Vives and Morelco trademarks have indefinite useful lives, consequently, these intangible assets are tested annually for impairment using the methodology of saving in the payment of license fees or royalties.
[3]	As of December 31, it mainly comprises the intangible assets of the subsidiary Red Vial 5 S.A. and is made up of:
[4]	The Company, through one of its subsidiaries, Unna Energia S.A., operated, developed and produced hydrocarbons from two oil fields under extraction services contracts entered into with the State, which have now expired. The contract for Lot I ended on December 26, 2021 and for Lot V on October 7, 2023. Unna Energia is currently preparing the Termination Abandonment Plan for both contracts. Both Abandonment Plans are expected to be approved this year and have been awarded to two specialist consulting firms. The provisions recorded for the performance of the Studies and the execution of all the corresponding work have been estimated by Unna Energia and duly recorded in the accounts in previous years. These provisions amount to S/ 32,541 thousand soles and S/ 5,829 thousand soles, respectively. On December 10, 2014, the Peruvian Government granted the Company the right to exploit Oil Lots III and IV for 30 years through two independent License Contracts. The total committed investment is estimated at US$ 435 million and corresponds to the drilling of 230 wells in Lot III and 330 wells in Lot IV under their Minimum Work Programs (10 annual campaigns for 23 and 33 development wells, respectively). Drilling work commenced in November 2016 in Lot IV and in Lot III the first drilling campaign started in June 2022. The wells are amortized based on the estimated reserves until the end of the term of the contracts signed with Perupetro S.A. For Lot V, the wells are amortized based on the useful lives determined over the remaining terms.
[5]	Mainly corresponds to investments committed in the subsidiary Unna Energia S.A. through its consortium Terminales del Peru and executed its investment commitments contained in the Operation Contracts of the Central and North Terminals signed with Petroleos del Peru S.A. (Petroperu), owner of the assets. At the end of the contract term, Unna Energia S.A. will transfer the facilities and assets resulting from the execution of the investment commitment to the contracting party at zero value.